united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 10/31

Date of reporting period: 4/30/22

Item 1. Reports to Stockholders.

Affinity World Leaders Equity ETF

WLDR

April 30, 2022

Semi Annual Report

Advised by:

Regents Park Funds, LLC

4041 MacArthur Blvd., Suite 155

Newport Beach, CA 92660

RegentsParkFunds.com

1-866-866-4848

Distributed by Northern Lights Distributors, LLC

Member FINRA

LETTER TO SHAREHOLDERS OF THE AFFINITY WORLD LEADERS (WLDR)

June 2022

Dear Shareholders:

The Affinity World Leaders Equity ETF (ticker: WLDR) returned -5.03% over the 6-month period ending April 30, 2022. This period was marked by increased volatility in the capital markets as the Federal Reserve started to tighten monetary policy by raising interest rates.

Four-decade high inflation rates in the U.S. driven by fiscal stimulus, Russia’s invasion of Ukraine, and supply chain disruptions all led to heightened equity market volatility during this period. Already elevated energy and food prices continued to rise as a result of the Russian invasion of Ukraine. Multi-decade high inflation globally has forced central banks everywhere to consider more “hawkish” monetary policies.

In the World Leaders Equity ETF, there was a wide range of performance dispersion across countries. During this period, Norway, Denmark, and Hong Kong outperformed while Sweden, Italy and Finland lagged. U.S. equities, representing 70% of the total portfolio weight, performed on par with the portfolio’s total return. Sector performance was uneven during the period with energy continuing its robust performance. Energy was the best performing sector in 2021 and that trend continued in 2022. Health Care and Consumer Non-Durables were the next best performing sectors. Consumer Durables, Business Services and Financials represented the sectors that detracted most from performance.

Value stocks outperformed growth stocks during the period as rising interest rates more negatively impacted longer duration growth companies. High growth companies based on loftier cash flow expectations tend to underperform during periods of rising interest rates as those cash flows are discounted at a higher discount rate. Value outperformance was primarily driven by the energy and materials sectors where the fundamentals remain attractive on a relative basis.

Investor attention is now focused on the Federal Reserve and other central banks as it appears that inflation is the main concern of policy makers. With the period of loose monetary policy and low interest rates ending, investor anxiety has led to greater market volatility and the expectation for continued uncertainty.

After experiencing outsized returns in the global equity markets, it seems prudent to express some caution. In this current environment, we believe WLDR is well positioned by emphasizing companies trading at attractive valuations, an approach which appears to be finally gaining some persistence after many years of dominance by high growth stocks. WLDR can be a nice complement to market cap weighted ETFs because of its use of fundamental factors in selecting stocks, rather than simply investing in the largest global companies. On behalf of the entire staff at Affinity we are indebted to our shareholders and thank you for your support. We look forward to communicating with you again soon.

Gregory R. Lai, CFA
CEO & Founder

Past performance is no guarantee of future results. The foregoing discussion was the opinion of management.

This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

5140 Birch Street, Suite 300| Newport Beach CA 92660 | Tel 949 660-6373 | Fax 949 251-5666

www.affinityinvestment.com

6573-NLD-06272022

Affinity World Leaders Equity ETF

PORTFOLIO REVIEW (Unaudited)

April 30, 2022

Average Annual Total Return through April 30, 2022*, as compared to its benchmark:

				Since Inception **** through
	6 Months Return	1 Year Return	3 Year Return	April 30, 2022
Affinity World Leaders Equity ETF - NAV	-5.03%	-1.07%	6.50%	3.06%
Affinity World Leaders Equity ETF - Market Price	-5.28%	-1.25%	6.36%	2.99%
MSCI World Index **	-11.30%	-3.52%	10.41%	7.72%
Thomson Reuters StarMine Affinity World Leaders Total Return Index ***	-4.55%	-0.11%	7.81%	4.20%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least February 28, 2023, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 0.67% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation in effect at the time the waiver or reimbursement was made. Without waiver or reimbursement the gross expenses and fees of the Fund are 1.59% per the most recent prospectus dated March 1, 2022. The expense limit in effect prior to its expiration on February 28, 2021 was 0.47%. The Fund’s adviser and Affinity Investment Advisors, LLC (“Affinity” or the “Sub-Adviser”) have agreed that Affinity will reimburse all Fund expenses directly. For performance information current to the most recent month-end, please call toll-free 1-866-866-4848.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

**	The MSCI World Index is a broad global equity index that represents large and mid-cap equity performance across 23 developed markets countries. It covers approximately 85% of the free float-adjusted market capitalization in each country and MSCI World Index does not offer exposure to emerging markets. The Fund’s portfolio holdings may differ significantly from the securities held in the Index, and unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

***	The Thomson Reuters StarMine Affinity World Leaders Total Return Index (“TRSAWL Index”) consists of equity securities issued and traded in the US as well as international countries. The TRSAWL Index consists of approximately 150 to 250 stocks of companies located in the U.S. and in at least three countries outside of the U.S., and may invest in up to 20 countries. The TRSAWL Index will be significantly invested in the securities of international companies in addition to securities of U.S. companies. The Fund’s portfolio holdings may differ significantly from the securities held in the TRSAWL Index, and unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index.Index returns are gross of any fees, brokerage commissions or other expenses of investing.

****	As of the close of business on the day of commencement of trading January 16, 2018.

Portfolio Composition as of April 30, 2022:

Geographic Region	Percentage of Net Assets	Sector Classification	Percentage of Net Assets
United States	66.6%	Technology Hardware	8.5%
Japan	6.4%	Biotech & Pharma	7.3%
United Kingdom	6.1%	Retail - Discretionary	5.9%
France	3.6%	Banking	5.5%
Ireland	2.8%	Health Care Facilities & Services	5.4%
Germany	2.8%	Technology Services	5.2%
Netherlands	2.2%	Oil & Gas Producers	5.0%
Spain	1.4%	Insurance	4.3%
Israel	1.2%	Software	3.9%
Norway	1.2%	Specialty Finance	3.4%
Other Assets in Excess of Liabilities	5.7%	Other Assets in Excess of Liabilities	45.6%
	100.0%		100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

AFFINITY WORLD LEADERS EQUITY ETF

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9%
	Australia - 1.1%
4,887	Goodman Group(a)	$82,790
32,366	Scentre Group(a)	68,368
4,908	Sonic Healthcare Ltd.(a)	127,355
29,510	South32 Ltd.	99,444
		377,957
	Bermuda - 1.1%
3,950	Arch Capital Group Ltd.(b)	180,397
1,775	Bunge Ltd.	200,788
		381,185
	Canada - 0.8%
42	CAE, Inc.(b)	999
915	Canadian Tire Corp Ltd.	126,030
1,709	Nutrien Ltd.	167,934
		294,963
	Denmark - 0.5%
56	AP Moller - Maersk A/S - Series B(a)	164,229

	Finland - 0.7%
5,914	Fortum OYJ	99,170
26,014	Nokia OYJ	133,622
		232,792
	France - 3.6%
5,637	AXA S.A.(a)	151,358
595	Capgemini S.E.(a),(b)	123,054
5,426	Carrefour S.A.(a)	115,364
3,096	Cie de Saint-Gobain	183,925
758	Eiffage S.A.	75,496
9,305	Engie S.A.(b)	111,107
12,599	Orange S.A.(a)	150,385
3,308	Sanofi(a)	352,989
		1,263,678
	Germany - 2.8%
4,686	Bayer A.G.	310,852
2,083	Bayerische Motoren Werke A.G.(a)	172,470

See accompanying notes which are an integral part of these financial statements.

AFFINITY WORLD LEADERS EQUITY ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	Germany - 2.8% (Continued)
17,899	Deutsche Bank A.G.(b)	$181,708
2,804	Mercedes-Benz Group A.G.(a)	198,427
2,202	Siemens Healthineers A.G.	119,041
		982,498
	Ireland - 2.8%
1,677	Accenture PLC, Class A	503,703
5,844	Seagate Technology Holdings plc	479,442
		983,145
	Israel - 1.2%
22,443	Bank Hapoalim BM	209,400
20,921	Bank Leumi Le-Israel BM	220,992
		430,392
	Japan - 6.4%
6,016	Canon, Inc.	138,857
6,866	Dai-ichi Life Holdings, Inc.(a)	137,813
2,408	Dentsu Group, Inc.(a)	87,313
9,000	Inpex Corporation	106,259
3,200	Kyocera Corporation	169,249
7,922	Marubeni Corporation	86,846
2,976	Mitsubishi Corporation(a)	100,523
4,500	Mitsubishi Heavy Industries Ltd.	153,804
44,848	Mitsubishi UFJ Financial Group, Inc.(a)	260,705
3,618	Mitsui & Company Ltd.(a)	87,830
2,024	Nippon Yusen KK(a)	147,558
5,684	NTT Data Corporation	105,262
12,700	Renesas Electronics Corporation(b)	137,806
9,300	Sekisui House Ltd.(a)	161,906
4,832	Sumitomo Corporation(a)	76,767
5,200	TDK Corporation(a)	162,902
2,800	Tokio Marine Holdings, Inc.	151,459
		2,272,859
	Jersey - 0.4%
21,303	Glencore PLC(a)	133,207

See accompanying notes which are an integral part of these financial statements.

AFFINITY WORLD LEADERS EQUITY ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	Luxembourg - 0.3%
3,614	ArcelorMittal S.A.	$107,158

	Netherlands - 2.2%
23	Adyen N.V.(a),(b)	39,368
2,236	EXOR N.V.(a)	157,525
1,596	Iveco Group N.V.(b)	9,507
3,997	Koninklijke Ahold Delhaize N.V.(a)	118,409
1,843	LyondellBasell Industries N.V., Class A	195,413
2,571	NN Group N.V.(a)	127,276
7,729	Stellantis N.V.(a)	106,031
2,952	Stellantis N.V.	40,437
		793,966
	Norway - 1.2%
6,800	Mowi ASA	193,333
10,653	Norsk Hydro ASA(a)	90,785
2,600	Yara International ASA	133,237
		417,355
	Spain - 1.4%
74,173	Banco Santander S.A.(a)	220,321
7,833	Repsol S.A.(a)	118,007
30,942	Telefonica S.A.(a),(b)	151,186
		489,514
	Switzerland - 0.7%
13,936	UBS Group A.G.(a)	239,493

	United Kingdom - 6.1%
2,656	Anglo American PLC	119,759
18,221	BAE Systems plc(a)	169,540
31,890	BP plc(a)	157,004
5,612	British American Tobacco plc(a)	236,531
59,040	BT Group PLC(a)	131,658
15,964	GlaxoSmithKline plc(a)	360,711
9,175	Imperial Brands plc	192,199
1,835	InterContinental Hotels Group plc(a)	119,334

See accompanying notes which are an integral part of these financial statements.

AFFINITY WORLD LEADERS EQUITY ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	United Kingdom - 6.1% (Continued)
79,628	Natwest Group plc(a)	$218,269
8,598	Shell plc	234,923
4,955	SSE plc	116,414
37,910	Tesco plc(a)	129,656
		2,185,998
	United States - 66.6%
2,671	Advance Auto Parts, Inc.	533,212
1,492	AGCO Corporation	190,081
6,099	Albertsons Companies, Inc.	190,777
1,565	Alcoa Corporation	106,107
221	Alleghany Corporation(b)	184,867
8,175	Ally Financial, Inc.	326,673
4,862	Altria Group, Inc.	270,181
1,258	AmerisourceBergen Corporation	190,323
8,351	APA Corporation	341,806
283	AutoZone, Inc.(b)	553,398
1,848	Berkshire Hathaway, Inc., Class B(b)	596,589
5,576	Builders FirstSource, Inc.(b)	343,314
2,810	Cadence Design Systems, Inc.(b)	423,889
2,854	Capital One Financial Corporation	355,665
1,950	CBRE Group, Inc., Class A(b)	161,928
5,031	Cognizant Technology Solutions Corporation, Class A	407,008
3,934	Comerica, Inc.	322,194
2,682	CVS Health Corporation	257,821
1,717	Darden Restaurants, Inc.	226,180
2,787	Darling Ingredients, Inc.(b)	204,538
10,415	Dell Technologies, Inc., Class C	489,609
6,042	Devon Energy Corporation	351,463
3,209	Discover Financial Services	360,885
15,506	DISH Network Corporation, Class A(b)	442,076
3,276	Dow, Inc.	217,854
3,543	Electronic Arts, Inc.	418,251
2,493	Emerson Electric Company	224,819
1,147	Expeditors International of Washington, Inc.	113,633

See accompanying notes which are an integral part of these financial statements.

AFFINITY WORLD LEADERS EQUITY ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	United States - 66.6% (Continued)
4,384	Fidelity National Financial, Inc.	$174,571
12,925	Fox Corporation, Class A	463,232
7,640	Gilead Sciences, Inc.	453,358
5,156	GoDaddy, Inc., Class A(b)	416,656
882	HCA Healthcare, Inc.	189,233
2,202	Henry Schein, Inc.(b)	178,582
30,910	Hewlett Packard Enterprise Company	476,323
2,522	Hologic, Inc.(b)	181,559
13,204	HP, Inc.	483,663
3,867	International Business Machines Corporation	511,256
14,765	Interpublic Group of Companies, Inc.	481,634
289	Intuit, Inc.	121,019
2,857	Iron Mountain, Inc.	153,507
644	JB Hunt Transport Services, Inc.	110,027
716	Jones Lang LaSalle, Inc.(b)	156,611
3,805	Kroger Company (The)	205,318
750	Laboratory Corp of America Holdings(b)	180,210
1,376	Lamar Advertising Company, Class A	151,924
4,520	Lennar Corporation, Class A	345,735
1,971	Lithia Motors, Inc., A	558,048
4,380	Marathon Petroleum Corporation	382,200
1,471	Marriott International, Inc., Class A(b)	261,132
737	McKesson Corporation	228,183
5,978	Merck & Company, Inc.	530,189
7,433	Micron Technology, Inc.	506,856
596	Molina Healthcare, Inc.(b)	186,816
5,885	NRG Energy, Inc.	211,272
6,504	Omnicom Group, Inc.	495,150
9,453	ON Semiconductor Corporation(b)	492,596
6,172	Oracle Corporation	453,024
1,980	Ovintiv, Inc.	101,356
1,349	Paychex, Inc.	170,959
11,640	Pfizer, Inc.	571,174
8,253	PPL Corporation	233,642

See accompanying notes which are an integral part of these financial statements.

AFFINITY WORLD LEADERS EQUITY ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	United States - 66.6% (Continued)
8,208	PulteGroup, Inc.	$342,766
1,441	Quest Diagnostics, Inc.	192,863
718	Reliance Steel & Aluminum Company	142,344
1,515	Robert Half International, Inc.	148,940
5,849	SS&C Technologies Holdings, Inc.	378,196
4,954	TD SYNNEX Corporation	495,846
2,340	Tenet Healthcare Corporation(b)	169,673
2,363	Toro Company (The)	189,347
2,356	Tyson Foods, Inc., Class A	219,485
1,033	United Parcel Service, Inc., Class B	185,920
570	United Rentals, Inc.(b)	180,416
7,047	Verizon Communications, Inc.	326,276
9,527	Vistra Corporation	238,365
677	Watsco, Inc.	180,610
4,334	Weyerhaeuser Company	178,648
413	WW Grainger, Inc.	206,513
5,435	Zions Bancorp	307,132
		23,705,496

	TOTAL COMMON STOCKS (Cost $35,549,861)	35,455,885

	TOTAL INVESTMENTS - 99.9% (Cost $35,549,861)	$35,455,885
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	110,881
	NET ASSETS - 100.0%	$35,566,766

A/S	- Anonim Sirketi
LTD	- Limited Company
NV	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(b)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS

AFFINITY WORLD LEADERS EQUITY ETF

APRIL 30, 2022

Diversification of Assets
Country	% of Net Assets
United States	66.6%
Japan	6.4%
United Kingdom	6.1%
France	3.6%
Ireland	2.8%
Germany	2.8%
Netherlands	2.2%
Spain	1.4%
Israel	1.2%
Norway	1.2%
Bermuda	1.1%
Australia	1.1%
Canada	0.8%
Switzerland	0.7%
Finland	0.7%
Denmark	0.5%
Jersey	0.4%
Luxembourg	0.3%
Total	99.9%
Other Assets Less Liabilities - Net	0.1%
Grand Total	100.0%

See accompanying notes which are an integral part of these financial statements.

Affinity World Leaders Equity ETF

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

April 30, 2022

ASSETS
Investment securities:
At cost	$35,549,861
At fair value	$35,455,885
Cash	8,900
Foreign cash, (cost $13,669)	13,655
Dividends receivable	92,253
Prepaid expenses and other assets	7,286
TOTAL ASSETS	35,577,979

LIABILITIES
Investment advisory fees payable	1,341
Audit fees	9,542
Payable to related parties	45
Accrued expenses and other liabilities	285
TOTAL LIABILITIES	11,213

NET ASSETS	$35,566,766

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$35,539,189
Accumulated earnings	27,577
NET ASSETS	$35,566,766

Net Asset Value Per Share:
Shares:
Net assets	$35,566,766
Shares of beneficial interest outstanding (a)	1,450,000

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$24.53

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Affinity World Leaders Equity ETF

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2022

INVESTMENT INCOME
Dividends (net of $19,498 in foreign dividend tax withheld)	$490,463
TOTAL INVESTMENT INCOME	490,463

EXPENSES
Investment advisory fees	86,307
Administrative services fees	37,920
Custodian fees	23,220
Transfer agent fees	13,735
Compliance officer fees	9,701
Legal fees	8,073
Audit fees	6,757
Printing and postage expenses	5,926
Trustees’ fees and expenses	5,086
Insurance expense	1,695
Other expenses	4,929
TOTAL EXPENSES	203,349

Less: Fees waived and expenses reimbursed by the Adviser	(80,345)
NET EXPENSES	123,004

NET INVESTMENT INCOME	367,459

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from investments and foreign currency transactions	(340,051)
Net realized gain from redemptions in-kind	403,746
Net change in unrealized depreciation on investments and foreign currency translations	(2,221,970)
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(2,158,275)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,790,816)

See accompanying notes to financial statements.

Affinity World Leaders Equity ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	April 30, 2022	October 31, 2021
FROM OPERATIONS	(Unaudited)
Net investment income	$367,459	$383,783
Net realized gain/(loss) from investments and foreign currency transactions	(340,051)	3,046,164
Net realized gain from redemptions in-kind	403,746	550,451
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	(2,221,970)	2,790,453
Net increase/(decrease) in net assets resulting from operations	(1,790,816)	6,770,851

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(2,434,775)	(403,440)
Net decrease in net assets from distributions to shareholders	(2,434,775)	(403,440)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	5,203,880	17,742,243
Payments for shares redeemed	(2,611,997)	(2,489,803)
Net increase in net assets from shares of beneficial interest	2,591,883	15,252,440

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,633,708)	21,619,851

NET ASSETS
Beginning of Period	37,200,474	15,580,623
End of Period	$35,566,766	$37,200,474

SHARE ACTIVITY
Shares Sold	200,000	650,000
Shares Redeemed	(100,000)	(100,000)
Net increase from share activity	100,000	550,000

See accompanying notes to financial statements.

Affinity World Leaders Equity ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	For the Six Months Ended April 30, 2022		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019		For the Period Ended October 31, 2018 (a)
	(Unaudited)
Net asset value, beginning of period	$27.56		$19.48	$22.88	$22.38		$25.00

Activity from investment operations:
Net investment income (b)	0.26		0.48	0.52	0.58		0.47
Net realized and unrealized gain (loss) on investments (c)	(1.55)		8.13	(3.39)	0.44		(2.74)
Total gain (loss) from investment operations	(1.29)		8.61	(2.87)	1.02		(2.27)

Less distributions from:
Net investment income	(1.74)		(0.53)	(0.53)	(0.52)		(0.35)
Total distributions	(1.74)		(0.53)	(0.53)	(0.52)		(0.35)

Net asset value, end of period	$24.53		$27.56	$19.48	$22.88		$22.38

Market price, end of period	$24.46		$27.55	$19.62	$22.81		$22.52

Total return (d)(e)	(5.03	)%(k)	44.42%	(12.75)%	4.73	%(n)	(9.92	)%(k)(l)

Market price total return	(5.28	)%(k)	43.33%	(11.86)%	3.78%		(10.43	)%(k)

Net assets, end of period (000s)	$35,567		$37,200	$15,581	$5,719		$5,595

Ratio of gross expenses to average net assets (f)(g)	1.11	%(m)	1.59%	2.90%	4.29%		4.66	%(m)
Ratio of net expenses to average net assets (g)(h)	0.67	%(m)	0.61%	0.47%	0.47%		0.47	%(m)
Ratio of net investment income to average net assets (g)(i)	2.00	%(m)	1.85%	2.52%	2.65%		2.47	%(m)
Portfolio Turnover Rate (j)	48	%(k)	105%	134%	116%		135	%(k)

(a)	The Affinity World Leades Equity ETF commenced operations on January 16, 2018.
(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the Statement of Operations due to the share transactions for the period.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Had the Adviser not waived or reimbursed a portion of the Fund’s expenses, total returns would have been lower.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(g)	Does not include the expenses of other investments companies in which the Fund Invests.
(h)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by the Adviser.
(i)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(j)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
(k)	Not annualized.
(l)	Represents total return based on net asset values per share from commencement of investment operations on January 16, 2018 through October 31, 2018. Total return based on net asset value per share, as of the close of business on the day of commencement of trading on the BATS on January 16, 2018 through October 31, 2018 was (9.92)%.
(m)	Annualized.
(n)	During the year ended October 31, 2019, 0.17% of the fund’s total return consists of a voluntary reimbursement by the adviser for a realized investment loss. Excluding this item, total return would have been 4.56%.

See accompanying notes to financial statements.

Affinity World Leaders Equity ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)

April 30, 2022

(1)	ORGANIZATION

The Affinity World Leaders Equity ETF (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open- end management investment company. The Fund commenced operations on January 16, 2018. The Fund’s investment objective is to seek to provide investment results that correspond generally, before fees and expenses, to the performance of the Thomson Reuters StarMine Affinity World Leaders Total Return Index (the “TRSAWL Index” or the “Index”).

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and considers the determinations reached by the fair value committee in ratifying the fair value committee’s application of the fair valuation methodologies employed.

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value committee. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument; factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by

Affinity World Leaders Equity ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2022

reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Real Estate Investment Trusts – Real Estate Stock invests primarily in Real Estate Investment Trusts (REITs). Distributions from REITs may be characterized as dividends, capital gains, and/or return of capital.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based

Affinity World Leaders Equity ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2022

on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2022 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$35,455,885	$-	$-	$35,455,885
Total	$35,455,885	$-	$-	$35,455,885

The Fund did not hold any Level 2 or 3 securities during the period.

*	Refer to the Schedule of Investments for portfolio composition.

Foreign Currency Translations

The books and records of the Fund are maintained in US dollars. The market values of securities which are not traded in US currency are recorded in the financial statements after translation to US dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effect of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Affinity World Leaders Equity ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2022

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should berecorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2019 through October 31, 2021 or expected to be taken in the Fund’s October 31, 2022 year-end tax return. The Fund identified its major tax jurisdictions as U.S. Federal, Ohio, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Distributions from REITs

Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

(3)	INVESTMENT TRANSACTIONS

For the six months ended April 30, 2022, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $17,579,606 and $19,916,504 respectively, for the Fund. For the six months ended April 30, 2022, cost of purchases and proceeds from sales for in-kind transactions, amounted to $5,388,084 and $2,678,982 respectively, for the Fund.

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Regents Park Funds, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services, the Fund pays to the Adviser a monthly investment management fees at an annual rate of 0.47% of its average daily net assets. For the six months ended April 30, 2022 the Adviser earned $86,307 in investment management fees.

Affinity World Leaders Equity ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2022

The Adviser has engaged Affinity Investment Advisors, LLC to serve as investment sub-adviser (“Sub-Adviser” or “Affinity”) to the Fund. The Sub-Adviser, with respect to the portion of the Fund’s assets allocated to the Sub- Adviser, is responsible for selecting investments and assuring that investments are made in accordance with the Fund’s investment objective, policies and restrictions.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least February 28, 2023 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 0.67% of average daily net assets. The expense limit in effect prior to its expiration on February 28, 2021 was 0.47%. This Agreement may be terminated by the Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. The Adviser and the Sub-Adviser have agreed that Affinity will reimburse all Fund expenses directly.

For the six months ended April 30, 2022, the Adviser waived fees and reimbursed expenses of the Fund in the amount of $80,345. The Adviser can recoup waived and reimbursed expenses of $192,500 until October 31, 2022, $215,568 until October 31, 2023 and $201,860 until October 31, 2024, pursuant to the Agreement. For the six months ended April 30, 2022, the Adviser did not recoup any fees that had been reimbursed in previous years.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors (“NLD” or “the distributor”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Fund. Pursuant to a separate servicing agreement with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund. An officer of the Fund is also an officer of NLCS and is not paid any fees directly by the Fund for serving in such capacity.

Blu Giant, LLC (“Blu Giant”), Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Affinity World Leaders Equity ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2022

(5)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases	Minimum Additional Variable Charge for Cash Purchases*	Maximum Additional Variable Charge for Cash Purchases*
$1,800	0.20%	2.00%

*	As a percentage of the amount invested.

(6)	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for further information regarding the risks associated with the Fund’s investments which include, but are not limited to authorized participant concentration risk, calculation methodology risk, currency risk, cybersecurity risk, equity risk, ETF structure risk, fluctuation of NAV risk, foreign (non – U.S.) investments risk, gap risk, geographic and sector risk, index risk, index tracking error risk, industry concentration risk, management risk, market capitalization risk, market risk, portfolio turnover risk and volatility risk.

Equity Risk: Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issues change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

Index Risk: Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the TRSAWL Index. Therefore, the Sub-Adviser would not necessarily sell a security unless that security is removed from the TRSAWL Index, even if that security generally is underperforming. The Index Provider relies on third party data it believes to be reliable in constructing the TRSAWL Index, but it does not guarantee the accuracy or availability of any such third party data, and there is also no guarantee with respect to the accuracy, availability or timeliness of the production of the TRSAWL Index. In addition, the performance of the Fund and the TRSAWL Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the TRSAWL Index. Also, the Fund may not be fully

Affinity World Leaders Equity ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2022

invested in the securities of the TRSAWL Index at all times, may deviate from the relative weightings of the TRSAWL Index, or may hold securities not included in the TRSAWL Index. These risks may be heightened during times of market volatility or other unusual market conditions.

Foreign (Non-U.S.) Investment Risk: Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non-U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers.

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Fluctuation of Net Asset Value Risk: The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Fund’s Sub- Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time.

Market Risk: Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond and other markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and

Affinity World Leaders Equity ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2022

you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnections of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

(7)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $35,608,519 and differs from market value by net unrealized appreciation (depreciation) that consisted of:

Gross unrealized appreciation	$1,677,698
Gross unrealized depreciation	(1,830,332)
Net unrealized depreciation	$(152,634)

The tax character of fund distributions paid for the years ended October 31, 2021 and October 31, 2020:

	Fiscal Year Ended October 31, 2021	Fiscal Year Ended October 31, 2020
Ordinary Income	$403,440	$202,830
Long-Term Capital Gain	-	-
Return of Capital	-	-
	$403,440	$202,830

Affinity World Leaders Equity ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2022

As of October 31, 2021, the components of accumulated earnings on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and Late	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Year Loss	Forwards	Differences	(Depreciation)*	Earnings/(Losses)
$2,188,602	$-	$-	$-	$-	$2,064,527	$4,253,129

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gains and unrealized appreciation from investments is primarily attributable to tax adjustments for passive foreign investment companies.

*	The unrealized appreciation in the table above includes unrealized foreign currency losses of $588.

At October 31, 2021, the Fund utilized prior year capital loss carryforwards to offset current year capital gains in the amount of $951,160.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of adjustments related to transfers in kind, resulted in reclassification for the year ended October 31, 2021 as follows:

Paid In	Accumulated
Capital	Earnings (Losses)
$549,054	$(549,054)

(9)	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Affinity World Leaders Equity ETF

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Unaudited)

April 30, 2022

On April 5, 2022, the Audit Committee of the Board of Trustees of Two Roads Shared Trust (the “Trust” or “registrant”), selected and appointed and recommended Deloitte & Touche LLP (“Deloitte”) as the Fund’s independent registered public accounting firm for the fiscal year ending October 31, 2022, in replacement of RSM US LLP (“RSM”) which served previously as the independent registered public accounting firm for the Fund.

RSM reports on the Fund’s financial statements for either of the past two fiscal years, did not contain an adverse opinion or a disclaimer of opinion, nor were such reports qualified or modified as to uncertainty, audit scope or accounting principles.

During the fiscal years of the Fund ended October 31, 2020 and October 31, 2021 and the subsequent interim period through April 5, 2022, (i) there were no disagreements between the Fund and RSM on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of RSM, would have caused it to make reference to the subject matter of the disagreement in its report on the financial statements for such period and (ii) there were no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K).

During the fiscal years of the Fund ended October 31, 2020 and October 31, 2021, and during the subsequent interim period prior to appointing Deloitte, neither the registrant, nor anyone acting on its behalf, consulted with Deloitte on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) a “reportable event,” as described in Item 304(a)(1)(v) of Regulation S-K.

Affinity World Leaders

ETF EXPENSE EXAMPLES (Unaudited)

April 30, 2022

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period from November 1, 2021 to April 30, 2022 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Expenses Paid During Period 11/1/21-4/30/22*	Expense Ratio During the Period 11/1/21-4/30/22
	$1,000.00	$949.70	$3.24	0.67%

Hypothetical (5% return before expenses)	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Expenses Paid During Period 11/1/21-4/30/22*	Expense Ratio During the Period 11/1/21-4/30/22
	$1,000.00	$1,021.47	$3.36	0.67%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Approval of Advisory Agreement

Regents Park Funds, LLC and Affinity Investment Advisors, LLC for the Affinity World Leaders Equity ETF

At a meeting held on March 8-9, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the renewal of (i) the investment advisory agreement (the “Advisory Agreement”) between Regents Park Funds, LLC (“Regents Park” or the “Adviser”) and the Trust, on behalf of Affinity World Leaders Equity ETF (the “Fund” or “Affinity ETF”) and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among Affinity Investment Advisors, LLC (“Affinity” or the “Sub-Adviser”), the Adviser and the Trust, on behalf of Affinity ETF.

In connection with the Board’s consideration of the Advisory Agreement and the Sub-Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to the Affinity ETF by the Adviser and the Sub-Adviser; (ii) a description of the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) an overview of the Adviser’s and the Sub- Adviser’s respective operations and financial condition; (iv) a description of the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Affinity ETF’s advisory fee and overall expenses with those of comparable mutual funds; (vi) the anticipated level of profitability from the Adviser’s and the Sub-Adviser’s fund-related operations; (vii) the Adviser’s and the Sub-Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security and (viii) information regarding the performance record of the Affinity ETF as compared to other mutual funds with similar investment strategies.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from Regents Park and Affinity. During the Meeting, the Board was advised by, and met, in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser and the Sub-Adviser was an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Adviser and the Sub-Adviser, including quarterly performance reports prepared by management. The Board noted that the information received and considered by the Board in connection with the Meeting and throughout the year was both written and oral.

Matters considered by the Board in connection with its approval of the Advisory Agreement and Sub-Advisory Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Regents Park (the “Adviser”) related to the Advisory Agreement with respect to the Fund, including: the Advisory Agreement; a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the Fund and their background and experience; a review of the financial condition of Regents Park; information regarding risk management processes and liquidity management; the compliance policies and procedures of Regents Park, including its business continuity and cybersecurity policies and a code of ethics that contained provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); Regents Park’s compliance resources and practices; information regarding Regents Park’s compliance and regulatory history; and an independent report prepared by Broadridge analyzing the performance record, fees and expenses of the Fund as compared to those of a peer group of other mutual funds with similar investment strategies as selected by Broadridge. The Board also noted that on a regular basis it received and reviewed information from the Trust’s CCO regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which included evaluating the regulatory compliance systems of the Adviser and procedures reasonably designed to ensure compliance with the federal securities laws. The Board also considered the Adviser’s policies and procedures relating to business continuity and cybersecurity, including the review and evaluation of the Trust’s CCO of these policies and procedures.

The Board noted no significant disruption or impact to services to the Adviser as a result of the COVID-19 pandemic and that the Adviser had continued to provide the same level, quality and extent of services to the Fund.

The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to the Fund.

The Board considered Regents Park’s role as the investment adviser to the Affinity ETF and Regents Park’s retention of a sub-adviser to manage day-to–day investment decisions of the Fund. The Board considered the oversight and supervisory role performed by Regents Park for the Fund, and noted that Regents Park generally provided management and operated a Sub-Adviser Oversight Committee to accomplish services to the Fund, including overall management of the Fund’s business and expenses; design, including competitor analysis and fee determination; and compliance and operational support. The Board considered that Regents Park received daily reports from the Sub- Adviser in connection with its oversight of the Sub-Adviser. In addition, the Board considered its familiarity with Regents Park’s personnel obtained from the Board’s oversight of the Funds and of other funds in the Trust advised by Regents Park, as well as any potential conflicts of interest with the Sub-Adviser.

In considering the nature, extent, and quality of the services provided by Regents Park, the Board also took into account its knowledge, acquired through discussions and reports during the preceding year and in past years, of Regents Park’s management and the quality of the performance of its duties. The Board concluded that the management of Regents Park had the skills, experience and sophistication necessary to effectively oversee the Sub- Adviser and concluded that Regents Park had sufficient quality and depth of personnel, resources, and compliance policies and procedures for performing its duties and that the nature, overall quality and extent of the services provided by Regents Park were satisfactory and reliable.

The Board reviewed materials provided by Affinity (the “Sub-Adviser”) related to the Sub-Advisory Agreement with the Trust with respect to the Affinity ETF, including: the Sub-Advisory Agreement; a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the Affinity ETF and their background and experience; a summary of the financial condition of the Sub-Adviser; a written report containing the Sub-Adviser’s performance commentaries for the prior quarterly period; the Sub- Adviser’s compliance policies and procedures, including its business continuity and cybersecurity policies, a code of ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity management; an annual review of the operation of the Sub-Adviser’s compliance program; information regarding the Sub-Adviser’s compliance and regulatory history; and an independent report prepared by Broadridge, an independent third party data provider, analyzing the performance record of the Affinity ETF and the fees and expenses of the Affinity ETF as compared to other mutual funds with similar investment strategies, as applicable.

In considering the nature, extent, and quality of the services provided by Affinity in its capacity as a sub- adviser, the Board considered that Affinity was founded in 1992 and has substantial experience in sub-advising other registered investment companies. With respect to portfolio management, the Board noted that Affinity continues to have several highly experienced investment professionals dedicated to the management of the Fund’s portfolio. The Board noted no significant disruption or impact to services of Affinity as a result of the COVID-19 pandemic and found that Affinity has been able to grow its business during this period. The Board concluded that Affinity had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Sub-Advisory Agreement with respect to the Affinity ETF and that the nature, overall quality and extent of the services provided by Affinity were satisfactory and reliable.

Performance. In considering the Fund’s performance, the Board noted that it reviews information about the Fund’s performance results at its regularly scheduled meetings. Among other data, the Board considered the Fund’s performance as compared to a broad-based index and against a group of peer funds provided by Broadridge, an independent third-party data provider (the “Peer Group”). The Board noted that while it found the data provided by the independent third-party generally useful, it recognized its limitations, including in particular that data may vary depending on the selected end date and that the results of the performance comparisons may vary depending on the selection of the Peer Group. The Board also noted differences in the investment strategies of the Fund relative to its Peer Group.

The Board also took into account management’s discussion of the performance of the Affinity ETF, including the quarterly written reports containing the Adviser’s and Sub-Adviser’s respective performance commentaries. The Board also noted that each of the Adviser and Sub-Adviser was actively monitoring the performance of the Fund.

With respect to the Affinity ETF, the Board considered, among other performance data, the Fund’s performance for the one-year, three-year and since inception periods ended January 31, 2022 as compared with the performance of funds in its Peer Group and its Morningstar category (World Large Stock) and its benchmark index. The Board considered that the Fund outperformed the median of its Peer Group and Morningstar Category for the one-year period and underperformed the same for the three-year and since inception periods. The Board also considered that the Fund underperformed its benchmark index for all three periods. The Board took into account Regents Park’s and Affinity’s discussions of the Affinity ETF’s performance and the factors that contributed to underperformance as well as its more recent improved relative performance and also considered the volatility of the Affinity ETF’s returns. The Board concluded that the Affinity ETF’s performance was being appropriately monitored and/or addressed.

Fees and Expenses. Regarding the costs of the services provided by the Adviser and Sub-Adviser, the Board considered, among other expense data, a comparison prepared by Broadridge of the Fund’s advisory fee and operating expenses compared to the advisory fee and expenses of the funds in its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized its limitations, including potential differences in the investment strategies of the Fund relative to its Peer Group, as well as the level, quality and nature of the services provided by the Adviser and Sub-Adviser with respect to the Fund.

The Board noted that, with respect to the Affinity ETF, Regents Park’s advisory fee was higher than the median of the Peer Group and Morningstar category. The Board took into account that the Adviser had agreed to reimburse expenses to limit net annual operating expenses to 0.67% of the Affinity ETF’s average net assets (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Affinity ETF may invest, or extraordinary expenses such as litigation).The Board also took into account the small asset size of the Affinity ETF relative to the funds in its Peer Group and the impact of Affinity ETF’s current asset levels on relative expenses.

With respect to the sub-advisory fees relating to the Fund, the Board considered that the Fund pays an advisory fee to the Adviser and that, in turn, the Adviser pays a portion of its advisory fee to the Sub-Adviser. The Board also took into account the amount of the advisory fee to be retained by Regents Park and the services to be provided with respect to the Fund by the Adviser and the Sub-Adviser. In considering the level of the Fund’s advisory and sub-advisory fee, the Board also took into account the fees charged by the Adviser and Sub-Adviser to other accounts managed with a similar investment strategy, if any, noting that differences were attributable to the differences in the management of these different kinds of accounts. The Board also noted any reimbursement of Fund expenses by the Sub-Adviser.

Based on the factors above, the Board concluded that the advisory fee and sub-advisory fee of the Fund was not unreasonable.

Profitability. The Board considered the profitability of each of Regents Park and Affinity and whether these profits were reasonable in light of the services provided to the Fund. The Board reviewed profitability analyses prepared by Regents Park and Affinity based on the Fund’s asset levels and considered the total profits of each of the Adviser and the Sub-Adviser, respectively, from its relationship with the Fund. The Board concluded that each of Regents Park and Affinity’s profitability, if any, from its respective relationship with the Fund, after taking into account a reasonable allocation of costs, was not excessive.

Economies of Scale. The Board considered whether any of Regents Park or Affinity would realize economies of scale with respect to the advisory or sub-advisory services provided to the Fund. The Board considered the profitability analyses included in the Board Materials and noted that expenses of managing the Fund as a percentage of assets under management were expected to decrease as the Fund’s assets continue to grow. The Board noted that at current asset levels, economies of scale were not a relevant consideration and that it would revisit whether economies of scale exist in the future once the Fund had achieved sufficient size.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by each of Regents Park and Affinity from its respective association with the Fund. The Board noted that neither of Regents Park or Affinity believed it would receive any direct, indirect or ancillary material “fall-out” benefits from its relationship with the Fund other than certain reputational benefits which may result from these relationships. The Board concluded that such benefits are reasonable.

Conclusion. The Board, having requested and received such information from each of Regents Park and Affinity as it believed reasonably necessary to evaluate the terms of the Advisory Agreement and Sub-Advisory Agreement and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, determined that approval of Advisory Agreement and Sub-Advisory Agreement with respect to the Fund for an additional one-year term was in the best interests of the Fund and its shareholders.

In considering the renewal of the Advisory Agreement and Sub-Advisory Agreement, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?

Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information.

Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depends on the product or service that you have with us. This information can include:
● Social Security number and income
● Account transactions and transaction history
● Investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

QUESTIONS?	Call 1-631-490-4300

What we do
How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust collect my personal information?	We collect your personal information, for example, when you
	●	open an account or give us contact information
	●	provide account information or give us your income information
	●	make deposits or withdrawals from your account
We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
	●	sharing for affiliates’ everyday business purposes – information about your creditworthiness
	●	affiliates from using your information to market to you
	●	sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
	●	Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
	●	Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.
	●	Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1- 866-866-4848.

Adviser

Regents Park Funds, LLC

4041 MacArthur Blvd., Suite 155

Newport Beach, CA 92660

Administrator

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45245

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such an offering is made only by a prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

AFSAR-22

(b)        Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable to open-end investment companies.

(a)(4) Change in registrant’s independent public accountant is filed herewith

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 7/8/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 7/8/2022

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer

Date 7/8/2022